Commitments and contingencies	12 Months Ended
Mar. 31, 2025
Commitments and contingencies
Commitments and contingencies

22.         Commitments and contingencies

Commitments

In September 2014, the Group agreed to purchase up to 200 Boeing 737-8200 aircraft (100 firm orders and 100 subject to option) from The Boeing Company over a five year period originally due to commence in FY20 (the “2014 Boeing Contract”). This agreement was approved at an EGM of Ryanair Holdings plc in November 2014. Subsequently, the Group agreed to purchase an additional 10 Boeing 737-8200 aircraft bringing the total number of Boeing 737-8200 aircraft on order to 210 (assuming all options are exercised). In April 2018, the Company announced that it had converted 25 Boeing 737-8200 options into firm orders bringing the Company’s firm order to 135 Boeing 737-8200s with a further 75 options remaining. In December 2020, shortly after the FAA's ungrounding of the Boeing 737-MAX aircraft in the U.S., the Company announced that it had converted its remaining 75 Boeing 737-8200 options into firm orders bringing the Company’s firm order to 210 Boeing 737-8200 aircraft. Following certification of the Boeing 737-8200 by the FAA in late March 2021, and EASA in early April 2021, the Group took delivery of its first Boeing 737-8200 in June 2021 and had 176 of these aircraft in its fleet at March 31, 2025. Deliveries are expected to continue until the end of FY26.

In May 2023, the Group agreed to purchase up to 300 Boeing 737 MAX-10 aircraft (150 firm orders and 150 subject to option) from the Boeing Company for delivery between 2027 and 2033. This agreement received shareholder approval at the Company’s AGM in September 2023.

The table below includes the future Purchase Obligations for firm aircraft purchases under the existing 2014 and 2023 Boeing Contracts. This table is calculated by multiplying the number of firm aircraft the Group is obligated to purchase under its agreements with Boeing during the relevant period by the standard list price of approximately U.S. $102.5m for each Boeing 737-8200 aircraft and U.S.$135m for each Boeing 737-MAX-10 aircraft, adjusted for (i) basic credits (approximately 60% of the standard list price); (ii) price escalation over the original scheduled delivery timeframe; and (iii) advance payments paid in prior fiscal years. The dollar-denominated obligations are converted into euro at the year-end exchange rate of U.S. $1.0817 = €1.00. The Group is eligible for further customer specific credits, reflective, inter alia, of its longstanding partnership with Boeing, its launch customer status for both the Boeing 737-8200 aircraft and the Boeing 737 MAX-10 aircraft, its commitment to purchase 210 Boeing 737-8200 aircraft under the 2014 Boeing Contract and up to 300 Boeing 737 MAX-10 aircraft under the 2023 Boeing Contract and the delayed commencement of Boeing 737-8200 aircraft deliveries. These customer specific credits are not included in the table below but will reduce the average amount payable per aircraft, and therefore, the Group’s obligations due under the 2014 Boeing Contract and 2023 Boeing Contract. The Group considers that Boeing customer specific credits are not material to the Group’s cash outflows over the time horizon of the 2014 Boeing Contract or the time horizon of the 2023 Boeing Contract. Under the terms of the 2014 Boeing Contract and 2023 Boeing Contract, the Group is required to make periodic advance payments of the purchase price for aircraft it has agreed to purchase over the two-year period preceding the scheduled delivery of aircraft with the balance of the purchase price being due at the time of delivery. Purchase Obligations detailed below are based on an agreed delivery schedule as of March 31, 2025.

	Obligations Due by Period
Purchase Obligations	Total	<1 year	1-2 years	2-5 years	After 5 years
	€M	€M	€M	€M	€M
Purchase contracts with Boeing	10,288	1,004	771	4,648	3,865

Contingencies

The Company is engaged in litigation arising in the ordinary course of its business. Although no assurance can be given as to the outcome of any current or pending litigation, management does not believe that any such litigation will, individually or in the aggregate, have a material adverse effect on the results of operations or financial condition of the Company, except as described below. Since 2002, the European Commission has examined the agreements between Ryanair and various airports to establish whether they constituted illegal State aid. In many cases, the European Commission has concluded that the agreements did not constitute State aid. In other cases, Ryanair has successfully challenged the European Commission finding that there was State aid. In 2014, the European Commission announced findings of State aid to Ryanair in its arrangements with Pau, Nimes, Angouleme, Altenburg and Zweibrücken airports, ordering Ryanair to repay a total of approximately €10m of alleged aid. In 2016, the European Commission announced findings of State aid to Ryanair in its arrangements with Cagliari and Klagenfurt, ordering Ryanair to repay approximately €13m of alleged aid. Ryanair appealed these “aid” decisions to the EU General Court. In 2018, the General Court upheld the Commission’s findings regarding Ryanair’s arrangements with Pau, Nimes, Angouleme and Altenburg airports, and overturned the Commission’s finding regarding Ryanair’s arrangement with Zweibrücken airport. Ryanair appealed the negative findings to the Court of Justice of the EU but in 2019 Ryanair discontinued these appeals as the Court had refused to grant an oral hearing in any of the cases. The appeal before the General Court regarding Ryanair’s arrangements with Cagliari airport has been discontinued following the European Commission’s withdrawal of its decision in 2023 as a result of a General Court ruling in a related case. In 2021, the General Court upheld the European Commission’s finding regarding Ryanair’s arrangements with Klagenfurt airport. Ryanair appealed this negative finding to the Court of Justice of the EU in 2021 and received a ruling in 2023 where the European Commission’s finding was upheld. In 2019, the European Commission announced findings of State aid to Ryanair in its arrangements with Montpellier airport, ordering Ryanair to repay a total of approximately €9m of alleged aid. Ryanair appealed the Montpellier “aid” decision in 2021 to the EU General Court and received a judgment in 2023 upholding the European Commission’s finding.  Ryanair appealed the General Court judgment to the European Court of Justice, but discontinued the appeal in October 2024 as the Court indicated it would proceed without an oral hearing or Advocate General opinion. In 2022, the European Commission announced findings of State aid to Ryanair in its arrangements with La Rochelle airport, ordering Ryanair to repay a total of approximately €8m of alleged aid. Ryanair has appealed this finding of State aid to the General Court. In September 2024, the European Commission announced a finding of State aid to Ryanair at Frankfurt (Hahn) airport relating to certain arrangements from 2003 – 2018, ordering Ryanair to repay approximately €14m of alleged aid. Ryanair appealed the Frankfurt (Hahn) aid decision to the General Court in February 2025.  Ryanair is facing similar legal challenges with respect to agreements with certain other airports, notably Carcassonne, Girona, Reus, Târgu Mureș, and Beziers. These investigations are ongoing (as is the European Commission’s re-examination of the Cagliari case following its withdrawal in March 2023 of the 2016 “aid” decision), and Ryanair currently expects that they will conclude in 2025, with any European Commission decisions appealable to the EU General Court. Ryanair is also facing an allegation in a German court case launched by Lufthansa in 2006 that it has benefited from unlawful State aid in relation to its arrangements with Frankfurt (Hahn). Adverse rulings in the above or similar cases could be used as precedents by competitors to challenge Ryanair’s agreements with other publicly owned airports and could cause Ryanair to strongly reconsider its growth strategy in relation to public or state-owned airports across Europe. This could in turn lead to a scaling back of Ryanair’s growth strategy due to the smaller number of privately owned airports available for development. No assurance can be given as to the outcome of these proceedings, nor as to whether any unfavorable outcomes may, individually or in the aggregate, have a material adverse effect on the results of operations or financial condition of the Company.

In mid-2023, the Spanish Ministry of Consumer Affairs launched sanctioning proceedings against Ryanair and several other airlines regarding cabin baggage and other customer policies. The Company filed submissions with the Ministry explaining that its policies are fair, necessary for operational and safety purposes, and fully transparent. In May 2024, the Ministry ordered the discontinuation of these policies and imposed substantial fines on Ryanair and other airlines. In November 2024, the Minister of Consumer Affairs confirmed the May decision, imposing fines of approximately €107m on Ryanair. Ryanair is appealing this decision to the courts, as well as seeking a suspension of the discontinuation order, and intends to fully defend its position with reference to its rights under Spanish and EU law, as well as positive court rulings in similar matters, but the outcome of these proceedings cannot be guaranteed.